Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses	$ 1,079	$ 1,217	$ 1,041	$ 3,472	$ 3,601
Allowance for credit losses for other financial assets	$ 222		$ 189	222	189	$ 191
Other Assets And Reversal of Impairment Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Reversal of impairment loss				6	(14)
Residential mortgages personal loans credit cards total retail loans business and government excluding other assets [member]
Disclosure of detailed information about financial instruments [line items]
Provision for credit losses				$ 3,472	$ 3,601